LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.74%
Aerospace & Defense–6.80%
†Axon Enterprise, Inc.	36,031	$25,857,287
BWX Technologies, Inc.	9,123	1,682,007
Carpenter Technology Corp.	4,900	1,203,146
†Firefly Aerospace, Inc.	16,108	472,286
HEICO Corp.	49,690	16,040,926
Howmet Aerospace, Inc.	177,808	34,891,264
†Karman Holdings, Inc.	33,498	2,418,556
Leonardo DRS, Inc.	29,500	1,339,300
†Loar Holdings, Inc.	28,610	2,288,800
†Rocket Lab Corp.	143,800	6,889,458
†StandardAero, Inc.	80,087	2,185,574
		95,268,604
Air Freight & Logistics–0.11%
†GXO Logistics, Inc.	28,400	1,502,076
		1,502,076
Beverages–0.31%
†Celsius Holdings, Inc.	53,331	3,065,999
Primo Brands Corp. Class A	56,814	1,255,590
		4,321,589
Biotechnology–4.54%
†Alkermes PLC	39,500	1,185,000
†Alnylam Pharmaceuticals, Inc.	51,565	23,513,640
†Argenx SE ADR	4,087	3,014,408
†Ascendis Pharma AS ADR	7,192	1,429,841
†Avidity Biosciences, Inc.	27,900	1,215,603
†BeOne Medicines Ltd. ADR	4,834	1,646,944
†πCaris Life Sciences, Inc.	68,636	2,076,239
†Insmed, Inc.	54,300	7,819,743
†Natera, Inc.	59,905	9,642,908
†Neurocrine Biosciences, Inc.	40,408	5,672,475
†Nuvalent, Inc. Class A	13,400	1,158,832
†Revolution Medicines, Inc.	26,100	1,218,870
†Summit Therapeutics, Inc.	61,900	1,278,854
†Ultragenyx Pharmaceutical, Inc.	49,638	1,493,111
†Vaxcyte, Inc.	35,152	1,266,175
		63,632,643
Broadline Retail–1.33%
†Coupang, Inc.	434,706	13,997,533
eBay, Inc.	28,100	2,555,695
†Ollie's Bargain Outlet Holdings, Inc.	16,369	2,101,780
		18,655,008
Building Products–0.60%
Lennox International, Inc.	15,778	8,352,242
		8,352,242
Capital Markets–6.01%
Ameriprise Financial, Inc.	39,917	19,609,226
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
ARES Management Corp. Class A	85,077	$13,602,961
Bank of New York Mellon Corp.	28,500	3,105,360
Blue Owl Capital, Inc.	264,761	4,482,404
†Coinbase Global, Inc. Class A	12,365	4,173,064
Interactive Brokers Group, Inc. Class A	42,801	2,945,137
LPL Financial Holdings, Inc.	39,078	13,000,860
MSCI, Inc.	17,725	10,057,342
†Robinhood Markets, Inc. Class A	48,842	6,993,198
StepStone Group, Inc. Class A	23,296	1,521,462
Stifel Financial Corp.	12,815	1,454,118
TPG, Inc.	24,739	1,421,255
Tradeweb Markets, Inc. Class A	16,662	1,849,149
		84,215,536
Chemicals–0.09%
Sensient Technologies Corp.	13,328	1,250,833
		1,250,833
Commercial Services & Supplies–0.74%
†Clean Harbors, Inc.	5,543	1,287,195
†Copart, Inc.	25,892	1,164,363
GFL Environmental, Inc.	25,770	1,220,983
Rollins, Inc.	22,419	1,316,892
Tetra Tech, Inc.	37,600	1,255,088
Veralto Corp.	39,180	4,176,980
		10,421,501
Construction & Engineering–2.76%
†API Group Corp.	38,113	1,309,944
Comfort Systems USA, Inc.	18,693	15,425,090
Quanta Services, Inc.	52,772	21,869,772
		38,604,806
Consumer Staples Distribution & Retail–1.60%
†BJ's Wholesale Club Holdings, Inc.	44,775	4,175,269
Casey's General Stores, Inc.	6,232	3,523,074
†Performance Food Group Co.	20,220	2,103,689
†Sprouts Farmers Market, Inc.	39,816	4,331,981
†U.S. Foods Holding Corp.	107,477	8,234,887
		22,368,900
Diversified Consumer Services–0.81%
†Bright Horizons Family Solutions, Inc.	20,441	2,219,279
†Duolingo, Inc.	20,351	6,549,766
Service Corp. International	16,192	1,347,498
†Stride, Inc.	8,300	1,236,202
		11,352,745
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.12%
†AST SpaceMobile, Inc.	33,682	$1,653,112
†=πSocure, Inc.	14,128	77,704
		1,730,816
Electric Utilities–0.75%
NRG Energy, Inc.	64,464	10,439,945
		10,439,945
Electrical Equipment–2.14%
Hubbell, Inc.	4,449	1,914,449
Rockwell Automation, Inc.	4,179	1,460,686
Vertiv Holdings Co. Class A	176,267	26,591,640
		29,966,775
Electronic Equipment, Instruments & Components–1.95%
Badger Meter, Inc.	5,220	932,188
CDW Corp.	10,901	1,736,311
†Celestica, Inc.	30,528	7,521,489
†Coherent Corp.	20,462	2,204,167
Corning, Inc.	26,776	2,196,435
†Fabrinet	3,725	1,358,209
†Keysight Technologies, Inc.	8,314	1,454,285
TD SYNNEX Corp.	37,795	6,188,931
TE Connectivity PLC	8,200	1,800,146
†Zebra Technologies Corp. Class A	6,622	1,967,794
		27,359,955
Energy Equipment & Services–0.16%
TechnipFMC PLC	57,729	2,277,409
		2,277,409
Entertainment–4.31%
†Liberty Media Corp.-Liberty Formula One Class C	36,002	3,760,409
†Live Nation Entertainment, Inc.	69,798	11,404,993
†ROBLOX Corp. Class A	255,892	35,446,160
†Take-Two Interactive Software, Inc.	18,400	4,753,824
TKO Group Holdings, Inc.	24,946	5,038,094
		60,403,480
Financial Services–2.16%
†Affirm Holdings, Inc.	57,506	4,202,538
†Block, Inc.	105,813	7,647,106
†Chime Financial, Inc. Class A	18,853	380,265
†Corpay, Inc.	29,966	8,632,006
†=πIcapital, Inc.	89,535	1,253,463
†Shift4 Payments, Inc. Class A	20,235	1,566,189
†Toast, Inc. Class A	181,156	6,614,006
		30,295,573
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.05%
†Freshpet, Inc.	11,700	$644,787
		644,787
Ground Transportation–0.38%
†Lyft, Inc. Class A	81,826	1,800,990
Old Dominion Freight Line, Inc.	11,669	1,642,762
†XPO, Inc.	14,262	1,843,649
		5,287,401
Health Care Equipment & Supplies–3.55%
†Dexcom, Inc.	166,952	11,234,200
†Glaukos Corp.	12,865	1,049,141
†IDEXX Laboratories, Inc.	31,764	20,293,702
†Insulet Corp.	24,849	7,671,632
†Penumbra, Inc.	20,030	5,074,000
ResMed, Inc.	16,139	4,417,728
		49,740,403
Health Care Providers & Services–3.67%
†BrightSpring Health Services, Inc.	51,500	1,522,340
Cardinal Health, Inc.	66,700	10,469,232
Cencora, Inc.	88,029	27,511,704
Encompass Health Corp.	37,702	4,788,908
†HealthEquity, Inc.	11,600	1,099,332
†Option Care Health, Inc.	51,187	1,420,951
Quest Diagnostics, Inc.	11,590	2,208,822
†Tenet Healthcare Corp.	11,833	2,402,572
		51,423,861
Health Care Technology–1.08%
†Veeva Systems, Inc. Class A	50,638	15,085,567
		15,085,567
Hotels, Restaurants & Leisure–11.43%
†Carnival Corp.	131,155	3,791,691
†Cava Group, Inc.	21,766	1,314,884
Churchill Downs, Inc.	13,600	1,319,336
Darden Restaurants, Inc.	47,012	8,949,204
Domino's Pizza, Inc.	3,138	1,354,706
†DraftKings, Inc. Class A	220,377	8,242,100
†Dutch Bros, Inc. Class A	52,022	2,722,831
Expedia Group, Inc.	53,852	11,510,865
†Flutter Entertainment PLC	64,491	16,380,714
Hilton Worldwide Holdings, Inc.	102,768	26,662,130
Hyatt Hotels Corp. Class A	9,500	1,348,335
Las Vegas Sands Corp.	80,802	4,346,339
†MakeMyTrip Ltd.	13,600	1,272,960
†Planet Fitness, Inc. Class A	66,627	6,915,883
Royal Caribbean Cruises Ltd.	124,810	40,386,020
Texas Roadhouse, Inc.	34,294	5,697,948
†Viking Holdings Ltd.	136,867	8,507,653
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	17,079	$4,298,443
Yum! Brands, Inc.	33,100	5,031,200
		160,053,242
Household Durables–0.88%
†SharkNinja, Inc.	26,182	2,700,673
Somnigroup International, Inc.	100,800	8,500,464
†TopBuild Corp.	2,900	1,133,494
		12,334,631
Independent Power and Renewable Electricity Producers–2.55%
†Talen Energy Corp.	12,225	5,200,270
Vistra Corp.	155,600	30,485,152
		35,685,422
Insurance–0.88%
Allstate Corp.	6,618	1,420,554
Brown & Brown, Inc.	36,333	3,407,672
Hanover Insurance Group, Inc.	14,588	2,649,618
Hartford Insurance Group, Inc.	10,184	1,358,444
Kinsale Capital Group, Inc.	3,332	1,416,966
Ryan Specialty Holdings, Inc.	37,519	2,114,571
		12,367,825
Interactive Media & Services–1.26%
†Pinterest, Inc. Class A	162,742	5,235,410
†Reddit, Inc. Class A	54,126	12,448,439
		17,683,849
IT Services–3.71%
†Cloudflare, Inc. Class A	134,729	28,911,496
†Gartner, Inc.	18,267	4,801,846
†GoDaddy, Inc. Class A	69,580	9,520,631
†MongoDB, Inc.	9,765	3,030,861
†Okta, Inc.	50,100	4,594,170
†Twilio, Inc. Class A	11,200	1,121,008
		51,980,012
Life Sciences Tools & Services–0.35%
†Medpace Holdings, Inc.	4,086	2,100,858
†Mettler-Toledo International, Inc.	1,082	1,328,274
†Repligen Corp.	10,727	1,433,878
		4,863,010
Machinery–0.47%
Esab Corp.	10,880	1,215,731
†RBC Bearings, Inc.	4,858	1,896,029
†Symbotic, Inc.	40,042	2,158,264
Westinghouse Air Brake Technologies Corp.	6,266	1,256,145
		6,526,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.45%
†Trade Desk, Inc. Class A	129,650	$6,354,146
		6,354,146
Metals & Mining–0.51%
Anglogold Ashanti PLC	21,000	1,476,930
Kinross Gold Corp.	58,900	1,463,665
†MP Materials Corp.	27,357	1,834,834
Steel Dynamics, Inc.	16,563	2,309,379
		7,084,808
Oil, Gas & Consumable Fuels–2.76%
Cameco Corp.	24,500	2,054,570
Cheniere Energy, Inc.	36,527	8,583,115
Diamondback Energy, Inc.	9,256	1,324,534
EQT Corp.	21,360	1,162,625
Expand Energy Corp.	10,518	1,117,432
Matador Resources Co.	24,200	1,087,306
Ovintiv, Inc.	28,500	1,150,830
Permian Resources Corp.	133,269	1,705,843
Targa Resources Corp.	101,586	17,019,718
†Uranium Energy Corp.	115,468	1,540,343
Viper Energy, Inc. Class A	49,740	1,901,063
		38,647,379
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	14,717	1,307,458
		1,307,458
Passenger Airlines–0.10%
†United Airlines Holdings, Inc.	14,900	1,437,850
		1,437,850
Personal Care Products–0.17%
†elf Beauty, Inc.	17,800	2,358,144
		2,358,144
Pharmaceuticals–0.10%
†Corcept Therapeutics, Inc.	16,800	1,396,248
		1,396,248
Professional Services–2.87%
Booz Allen Hamilton Holding Corp.	53,598	5,357,120
Broadridge Financial Solutions, Inc.	44,413	10,577,844
†CACI International, Inc. Class A	3,000	1,496,340
Equifax, Inc.	9,623	2,468,588
†ExlService Holdings, Inc.	26,600	1,171,198
†Parsons Corp.	18,900	1,567,188
Paychex, Inc.	21,865	2,771,608
†Paylocity Holding Corp.	27,600	4,395,852
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Verisk Analytics, Inc.	36,567	$9,196,966
†Verra Mobility Corp.	51,180	1,264,146
		40,266,850
Real Estate Management & Development–0.59%
†CBRE Group, Inc. Class A	17,074	2,690,179
†CoStar Group, Inc.	45,634	3,850,141
FirstService Corp.	8,926	1,700,314
		8,240,634
Residential REITs–0.09%
Equity LifeStyle Properties, Inc.	20,291	1,231,664
		1,231,664
Retail REITs–0.33%
Simon Property Group, Inc.	24,321	4,564,322
		4,564,322
Semiconductors & Semiconductor Equipment–3.40%
†Astera Labs, Inc.	63,775	12,487,145
†Credo Technology Group Holding Ltd.	25,820	3,759,650
†Impinj, Inc.	7,300	1,319,475
†Lattice Semiconductor Corp.	46,200	3,387,384
†MACOM Technology Solutions Holdings, Inc.	9,600	1,195,104
Monolithic Power Systems, Inc.	19,891	18,312,450
†Onto Innovation, Inc.	12,200	1,576,484
†Rambus, Inc.	34,639	3,609,384
†Tower Semiconductor Ltd.	27,559	1,992,516
		47,639,592
Software–9.85%
†Appfolio, Inc. Class A	10,400	2,866,864
†Autodesk, Inc.	4,400	1,397,748
†=πCanva, Inc.	607	999,207
†Circle Internet Group, Inc.	8,691	1,152,253
†Clearwater Analytics Holdings, Inc. Class A	42,800	771,256
†=πDatabricks, Inc.	29,136	4,370,400
†Datadog, Inc. Class A	145,767	20,757,221
†Descartes Systems Group, Inc.	12,466	1,174,671
†Docusign, Inc.	51,324	3,699,947
†Dynatrace, Inc.	116,307	5,635,074
†Elastic NV	41,074	3,470,342
†Fair Isaac Corp.	8,482	12,693,568
†Gitlab, Inc. Class A	101,000	4,553,080
†Guidewire Software, Inc.	40,656	9,345,188
†HubSpot, Inc.	20,610	9,641,358
InterDigital, Inc.	15,543	5,365,910
†Manhattan Associates, Inc.	28,777	5,898,709
†Monday.com Ltd.	7,000	1,355,830
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Nutanix, Inc. Class A	48,648	$3,618,925
†Procore Technologies, Inc.	18,875	1,376,365
†PTC, Inc.	15,340	3,114,327
†Rubrik, Inc. Class A	26,762	2,201,175
†SailPoint, Inc.	87,736	1,937,211
†Samsara, Inc. Class A	130,812	4,872,747
†ServiceTitan, Inc. Class A	9,623	970,287
†=πSnyk Ltd.	62,548	495,380
†=πTanium, Inc. Class B	26,961	143,702
†Tyler Technologies, Inc.	17,068	8,929,295
†Unity Software, Inc.	36,400	1,457,456
†Zscaler, Inc.	45,758	13,711,842
		137,977,338
Specialized REITs–0.49%
Iron Mountain, Inc.	19,491	1,986,912
Lamar Advertising Co. Class A	39,507	4,836,447
		6,823,359
Specialty Retail–4.49%
†AutoZone, Inc.	339	1,454,391
†Burlington Stores, Inc.	36,805	9,366,873
†Carvana Co.	64,218	24,225,598
†RH	4,200	853,272
Ross Stores, Inc.	43,326	6,602,449
Tractor Supply Co.	198,712	11,300,751
†Ulta Beauty, Inc.	8,814	4,819,055
†Valvoline, Inc.	70,300	2,524,473
Williams-Sonoma, Inc.	9,261	1,810,063
		62,956,925
Technology Hardware, Storage & Peripherals–0.85%
†Pure Storage, Inc. Class A	115,657	9,693,213
Seagate Technology Holdings PLC	9,463	2,233,836
		11,927,049
Textiles, Apparel & Luxury Goods–1.76%
†Amer Sports, Inc.	36,100	1,254,475
†Birkenstock Holding PLC	26,200	1,185,550
†Deckers Outdoor Corp.	56,855	5,763,391
†On Holding AG Class A	33,400	1,414,490
Ralph Lauren Corp.	19,757	6,195,005
Tapestry, Inc.	78,711	8,911,660
		24,724,571
Trading Companies & Distributors–2.29%
†Core & Main, Inc. Class A	29,207	1,572,213
Fastenal Co.	450,805	22,107,477
Ferguson Enterprises, Inc.	6,349	1,425,858
WW Grainger, Inc.	7,302	6,958,514
		32,064,062
Total Common Stock (Cost $947,486,494)		1,383,099,014
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–1.12%
†=πCanva, Inc. Series A	36	$59,261
†=πCanva, Inc. Series A3	1	1,646
†=πDatabricks, Inc. Series F	61,884	9,282,600
†=πDatabricks, Inc. Series G	6,699	1,004,850
†=πDatabricks, Inc. Series H	16,050	2,407,500
†=πDataRobot, Inc. Series G	43,773	125,191
†=πRappi, Inc. Series E	27,648	402,831
†=πSnyk Ltd. Series F	104,823	830,198
†=πSocure, Inc. Series A	17,170	94,435
†=πSocure, Inc. Series A1	14,092	77,506
†=πSocure, Inc. Series B	255	1,403
†=πSocure, Inc. Series E	32,664	179,652
†=πTanium, Inc. Series G	234,645	1,250,657
Total Convertible Preferred Stocks (Cost $9,065,493)		15,717,730

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	2,574,855	$2,574,855
Total Money Market Fund (Cost $2,574,855)		2,574,855

TOTAL INVESTMENTS–100.04% (Cost $959,126,842)	1,401,391,599
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(604,956)
NET ASSETS APPLICABLE TO 44,082,789 SHARES OUTSTANDING–100.00%	$1,400,786,643

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $24,447,997, which represented 1.75% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$999,207
Canva, Inc. Series A	11/4/2021	61,371	59,261
Canva, Inc. Series A3	11/4/2021	1,705	1,646
Caris Life Sciences, Inc.	6/18/2025	868,709	1,390,411
Databricks, Inc.	7/24/2020	466,419	4,370,400
Databricks, Inc. Series F	10/22/2019	885,940	9,282,600
Databricks, Inc. Series G	2/1/2021	396,063	1,004,850
Databricks, Inc. Series H	9/1/2021	1,179,420	2,407,500
DataRobot, Inc. Series G	6/11/2021	1,197,647	125,191
Icapital, Inc.	3/14/2025	1,253,463	1,253,463
Rappi, Inc. Series E	9/8/2020	1,651,858	402,831
Snyk Ltd.	9/3/2021	897,220	495,380
Snyk Ltd. Series F	9/3/2021	1,495,342	830,198
Socure, Inc.	12/22/2021	227,017	77,704
Socure, Inc. Series A	12/22/2021	275,898	94,435
Socure, Inc. Series A1	12/22/2021	226,439	77,506
Socure, Inc. Series B	12/22/2021	4,097	1,403
Socure, Inc. Series E	10/27/2021	524,865	179,652
Tanium, Inc. Class B	9/24/2020	307,226	143,702
Tanium, Inc. Series G	8/16/2015	1,164,848	1,250,657
Total		$14,120,204	$24,447,997

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6